UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $451,076 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              y0017s102     7653   451215 SH       SOLE                   451215        0        0
AMERICAN APPAREL INC           COM              023850100      796   400100 SH       SOLE                   400100        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     2354   814400 SH       SOLE                   814400        0        0
BALLY TECHNOLOGIES INC         COM              05874b107    74630  3105700 SH       SOLE                  3105700        0        0
CELANESE CORP DEL              COM SER A        150870103    15537  1249997 SH       SOLE                  1249997        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    13863  1516700 SH       SOLE                  1516700        0        0
CHICOS FAS INC                 COM              168615102     2441   584000 SH       SOLE                   584000        0        0
CITIGROUP INC                  COM              172967101     9803  1460900 SH       SOLE                  1460900        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407    36627  2238795 SH       SOLE                  2238795        0        0
DAVITA INC                     COM              23918k108    58149  1173070 SH       SOLE                  1173070        0        0
GENENTECH INC                  COM NEW          368710406    10511   126775 SH       SOLE                   126775        0        0
GEO GROUP INC                  COM              36159r103     9473   525400 SH       SOLE                   525400        0        0
GILDAN ACTIVEWEAR INC          COM              375916103    27108  2305135 SH       SOLE                  2305135        0        0
ITC HLDGS CORP                 COM              465685105    30738   703700 SH       SOLE                   703700        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562p111       50   996600 SH       SOLE                   996600        0        0
LOCKHEED MARTIN CORP           COM              539830109     7744    92100 SH       SOLE                    92100        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022p100     2277   392600 SH       SOLE                   392600        0        0
NUCOR CORP                     COM              670346105    22712   491600 SH       SOLE                   491600        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    48311  2146200 SH       SOLE                  2146200        0        0
PEPSICO INC                    COM              713448108    14618   266900 SH       SOLE                   266900        0        0
STEEL DYNAMICS INC             COM              858119100     6166   551500 SH       SOLE                   551500        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    28352   832180 SH       SOLE                   832180        0        0
TYSON FOODS INC                CL A             902494103    21163  2415900 SH       SOLE                  2415900        0        0